Net finance expense/(income) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Net finance expense/(income)
Senior Secured Green and Senior Green Notes	$ 33	$ 25	$ 66	$ 48
Net pension interest costs	1	1	2	2
(Gains)/losses on derivative financial instruments	(1)		3
Foreign currency translation losses	2	3	4	4
Other net finance expense	14	5	24	8
Net finance expense before exceptional items	49	34	99	62
Exceptional finance income (note 5)	(26)	(74)	(53)	(125)
Net finance expense/(income)	$ 23	$ (40)	$ 46	$ (63)